Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000216959 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	7.82%
C000216959 | U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000216959 | Extended Stay America Trust 2021-ESH
Holdings [Line Items]
Percent of Net Asset Value	1.34%
C000216959 | Saluda Grade Alternative Mortgage Trust 2024-RTL4
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000216959 | BXSC Commercial Mortgage Trust 2022-WSS
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000216959 | Saluda Grade Alternative Mortgage Trust 2024-RTL5
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000216959 | MFA 2023-RTL2 Trust
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000216959 | LHOME Mortgage Trust 2023-RTL1
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000216959 | Dominion Mortgage Trust 2021-RTL1
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000216959 | Twin Hospitality I LLC
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000216959 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.44%
C000216959 | Residential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.83%
C000216959 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.99%
C000216959 | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	11.12%
C000216959 | Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.65%
C000216959 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000216959 | Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000216959 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000216959 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000216959 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000216959 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.26%)
C000216960 | U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	7.82%
C000216960 | U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000216960 | Extended Stay America Trust 2021-ESH
Holdings [Line Items]
Percent of Net Asset Value	1.34%
C000216960 | Saluda Grade Alternative Mortgage Trust 2024-RTL4
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000216960 | BXSC Commercial Mortgage Trust 2022-WSS
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000216960 | Saluda Grade Alternative Mortgage Trust 2024-RTL5
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000216960 | MFA 2023-RTL2 Trust
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000216960 | LHOME Mortgage Trust 2023-RTL1
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000216960 | Dominion Mortgage Trust 2021-RTL1
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000216960 | Twin Hospitality I LLC
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000216960 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.44%
C000216960 | Residential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.83%
C000216960 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.99%
C000216960 | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	11.12%
C000216960 | Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.65%
C000216960 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000216960 | Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000216960 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000216960 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000216960 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000216960 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.26%)